OPERATING SEGMENTS - Financial information of the total assets and liabilities by operating segment (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
OPERATING SEGMENTS
Total assets	$ 342,928,809	$ 352,814,733
Total liabilities	303,879,080	312,817,182
Operating Segments
OPERATING SEGMENTS
Total assets	381,248,360	399,799,355
Total liabilities	317,125,852	329,599,378
Operating Segments | Banking Colombia
OPERATING SEGMENTS
Total assets	254,367,378	247,113,605
Total liabilities	216,200,157	207,293,246
Operating Segments | Banking Panama
OPERATING SEGMENTS
Total assets	40,740,495	52,445,934
Total liabilities	36,315,750	47,081,613
Operating Segments | Banking El Salvador
OPERATING SEGMENTS
Total assets	21,608,586	26,696,524
Total liabilities	19,220,367	23,738,984
Operating Segments | Banking Guatemala
OPERATING SEGMENTS
Total assets	21,377,205	26,143,629
Total liabilities	19,469,075	23,635,997
Operating Segments | Trust
OPERATING SEGMENTS
Total assets	658,547	603,486
Total liabilities	138,171	126,307
Operating Segments | Investment Banking
OPERATING SEGMENTS
Total assets	1,719,824	2,116,143
Total liabilities	51,841	80,162
Operating Segments | Brokerage
OPERATING SEGMENTS
Total assets	351,694	326,047
Total liabilities	121,423	106,115
Operating Segments | International Banking
OPERATING SEGMENTS
Total assets	30,199,897	35,131,458
Total liabilities	20,734,521	23,216,118
Operating Segments | All other segments
OPERATING SEGMENTS
Total assets	10,224,734	9,222,529
Total liabilities	4,874,547	4,320,836
Adjustments for consolidation
OPERATING SEGMENTS
Total assets	(38,319,551)	(46,984,622)
Total liabilities	$ (13,246,772)	$ (16,782,196)